SEGMENT DISCLOSURES - Disclosure of detailed information about entity reportable segments, income and expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Segments [Line Items]
Silver revenue	$ 142,688	$ 97,257
Gold revenue	70,501	70,022
Less: smelting and refining costs	(3,029)	(1,959)
Total revenue	210,160	165,320
Salaries, wages and benefits	34,276	27,569
Direct costs	80,046	62,455
Depreciation and depletion	25,179	23,977
Royalties	17,811	13,783
Write down of inventory to NRV	1,323	1,168
Total cost of sales	158,635	128,952
Care and maintenance costs	580	1,356
Write-off of exploration properties	682	870
Impairment (reversal of impairment)		(16,791)
Earnings (loss) before taxes	24,949	29,688
Current income tax expense (recovery)	6,376	3,481
Deferred income tax expense (recovery)	12,372	12,252
Total income tax expense (recovery)	18,748	15,733
Net earnings (loss)	6,201	13,955
Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	15,499	15,240
Direct costs	41,881	39,075
Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	5,813	5,716
Direct costs	21,622	18,798
Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	10,096	9,560
Direct costs	11,495	11,174
Stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	442	421
Depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	23,427	26,974
Change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	2,426	(3,368)
Direct costs	5,048	(6,592)
Depreciation and depletion	1,752	(2,997)
Corporate [Member]
Disclosure Of Segments [Line Items]
Silver revenue	0	0
Gold revenue	0	0
Less: smelting and refining costs	0	0
Total revenue	0	0
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Royalties	0	3
Write down of inventory to NRV	0	0
Total cost of sales	0	3
Care and maintenance costs	0	859
Write-off of exploration properties	0	0
Impairment (reversal of impairment)		(16,791)
Earnings (loss) before taxes	(9,128)	13,324
Current income tax expense (recovery)	63	0
Deferred income tax expense (recovery)	0	0
Total income tax expense (recovery)	63	0
Net earnings (loss)	(9,191)	13,324
Corporate [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Corporate [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Corporate [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Corporate [Member] | Depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	0
Corporate [Member] | Change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion		0
Exploration [Member]
Disclosure Of Segments [Line Items]
Silver revenue	0	0
Gold revenue	0	0
Less: smelting and refining costs	0	0
Total revenue	0	0
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Royalties	0	0
Write down of inventory to NRV	0	0
Total cost of sales	0	0
Care and maintenance costs	0	0
Write-off of exploration properties	0	0
Impairment (reversal of impairment)		0
Earnings (loss) before taxes	(9,047)	(10,648)
Current income tax expense (recovery)	282	0
Deferred income tax expense (recovery)	0	0
Total income tax expense (recovery)	282	0
Net earnings (loss)	(9,329)	(10,648)
Exploration [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Exploration [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Exploration [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Exploration [Member] | Depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	0
Exploration [Member] | Change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Guanacevi [Member]
Disclosure Of Segments [Line Items]
Silver revenue	128,597	85,854
Gold revenue	27,569	22,638
Less: smelting and refining costs	0	0
Total revenue	156,166	108,492
Salaries, wages and benefits	19,143	14,295
Direct costs	55,501	37,646
Depreciation and depletion	14,129	7,943
Royalties	17,554	13,165
Write down of inventory to NRV	642	539
Total cost of sales	106,969	73,588
Care and maintenance costs	0	0
Write-off of exploration properties	0	0
Impairment (reversal of impairment)		0
Earnings (loss) before taxes	49,197	34,904
Current income tax expense (recovery)	5,671	3,206
Deferred income tax expense (recovery)	11,375	9,924
Total income tax expense (recovery)	17,046	13,130
Net earnings (loss)	32,151	21,774
Guanacevi [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	7,578	8,352
Direct costs	29,636	25,253
Guanacevi [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	3,444	3,303
Direct costs	15,594	12,220
Guanacevi [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	5,959	5,406
Direct costs	7,096	5,981
Guanacevi [Member] | Stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	221	180
Guanacevi [Member] | Depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	12,838	11,842
Guanacevi [Member] | Change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	1,941	(2,946)
Direct costs	3,175	(5,808)
Depreciation and depletion	1,291	(3,899)
Bolanitos [Member]
Disclosure Of Segments [Line Items]
Silver revenue	14,091	10,149
Gold revenue	42,932	38,645
Less: smelting and refining costs	(3,029)	(1,715)
Total revenue	53,994	47,079
Salaries, wages and benefits	15,133	10,120
Direct costs	24,545	18,956
Depreciation and depletion	11,050	13,491
Royalties	257	265
Write down of inventory to NRV	681	357
Total cost of sales	51,666	43,189
Care and maintenance costs	0	0
Write-off of exploration properties	0	0
Impairment (reversal of impairment)		0
Earnings (loss) before taxes	2,328	3,890
Current income tax expense (recovery)	360	275
Deferred income tax expense (recovery)	997	2,328
Total income tax expense (recovery)	1,357	2,603
Net earnings (loss)	971	1,287
Bolanitos [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	7,778	5,574
Direct costs	12,494	11,076
Bolanitos [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	2,281	1,799
Direct costs	6,028	5,373
Bolanitos [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	4,028	3,331
Direct costs	4,432	3,813
Bolanitos [Member] | Stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	221	180
Bolanitos [Member] | Depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	10,589	13,696
Bolanitos [Member] | Change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	825	(764)
Direct costs	1,591	(1,306)
Depreciation and depletion	461	(205)
El Compas [Member]
Disclosure Of Segments [Line Items]
Silver revenue	0	1,254
Gold revenue	0	8,739
Less: smelting and refining costs	0	(244)
Total revenue	0	9,749
Salaries, wages and benefits	0	3,154
Direct costs	0	5,853
Depreciation and depletion	0	2,543
Royalties	0	350
Write down of inventory to NRV	0	272
Total cost of sales	0	12,172
Care and maintenance costs	580	497
Write-off of exploration properties	0	870
Impairment (reversal of impairment)		0
Earnings (loss) before taxes	(580)	(3,790)
Current income tax expense (recovery)	0	0
Deferred income tax expense (recovery)	0	0
Total income tax expense (recovery)	0	0
Net earnings (loss)	(580)	(3,790)
El Compas [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	1,314
Direct costs	0	2,746
El Compas [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	614
Direct costs	0	1,205
El Compas [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	823
Direct costs	0	1,380
El Compas [Member] | Depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	0	1,436
El Compas [Member] | Change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	342
Direct costs	0	522
Depreciation and depletion	0	1,107
Terronera [Member]
Disclosure Of Segments [Line Items]
Silver revenue	0	0
Gold revenue	0	0
Less: smelting and refining costs	0	0
Total revenue	0	0
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Royalties	0	0
Write down of inventory to NRV	0	0
Total cost of sales	0	0
Care and maintenance costs	0	0
Write-off of exploration properties	682	0
Impairment (reversal of impairment)		0
Earnings (loss) before taxes	(7,821)	(7,992)
Current income tax expense (recovery)	0	0
Deferred income tax expense (recovery)	0	0
Total income tax expense (recovery)	0	0
Net earnings (loss)	(7,821)	(7,992)
Terronera [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Terronera [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Terronera [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Terronera [Member] | Depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	0
Terronera [Member] | Change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	$ 0	$ 0